Acquisition of Founder Energy Sdn. Bhd. at Discount under Common Control - Schedule of Accounts for Acquisition of Business (Details) - Dec. 31, 2024	MYR (RM)	USD ($)
Schedule of Accounts for Acquisition of Business [Abstract]
Obligation assumed by the Company	RM 4	$ 1
Book value of Share Capital of Founder Energy Sdn. Bhd.	(1,300,000)	(294,583)
Bargain purchase accounted as merger reserve in equity	RM 1,299,996	$ 294,582